Earnings per Share ("EPS")	12 Months Ended
Dec. 31, 2023
Earnings per Share ("EPS")
Earnings per Share ("EPS")

Note 20 – Earnings per Share (“EPS”)

	2023			2022
		Shares	Per Share		Shares	Per Share
	Net loss	(in millions)	Amount	Net income	(in millions)	Amount
Basic (loss) earnings per share	$(466.4)	192.0	$(2.43)	$700.6	191.5	$3.66
Effect of dilutive securities	—	0.3	—	—	0.4	(0.01)
Diluted (loss) earnings per share	$(466.4)	192.3	$(2.43)	$700.6	191.9	$3.65

For the year ended December 31, 2023, no stock options and RSUs (2022 – 134,488 stock options and 2,295 RSUs) were excluded in the computation of diluted EPS due to being anti-dilutive.